Equity Capitalization - Additional Information (Details)							6 Months Ended		12 Months Ended
	Jul. 01, 2017	Mar. 28, 2017 exectives shares	Mar. 22, 2017 USD ($) $ / shares shares	Dec. 27, 2016 USD ($) $ / shares shares	Jul. 13, 2016 shares	Jun. 08, 2016 USD ($) shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2013 $ / shares
Subsidiary, Sale of Stock [Line Items]
Common stock, outstanding (in shares)							83,039,854		52,627,652	34,992,662
Proceeds from contributed capital | $						$ 40,425,000			$ 40,425,196	$ 0
Issuance of common stock (in shares)						17,817,925
Proceeds from issuance of convertible preferred stock | $				$ 170,000,000					$ 169,999,943	$ 0
Preferred stock, par value (in dollars per share) | $ / shares							$ 0.001		$ 0.001	$ 0.001
Payment of IPO costs | $							$ 15,099,000	$ 0	$ 7,488,768	$ 0
Preferred stock, issued (in shares)							0		16,999,990	0
Convertible preferred stock, conversion price (in dollars per share) | $ / shares									$ 10.00
Preferred stock, conversation price, percentage of IPO									90.00%
Preferred stock, outstanding (in shares)							0		16,999,990	0
Common stock, par value (in dollars per share) | $ / shares							$ 0.001		$ 0.001	$ 0.001	$ 0.001
Proceeds from IPO | $							$ 185,500,000	0
Repayment of outstanding borrowings | $			$ 71,800,000				$ 163,128,000	$ 38,074,000	$ 41,295,302	$ 73,781,755
Number of executives | exectives		2
Exercisable (in shares)		226,194
Exercised (in shares)		162,212					226,194		0	0
Private Placement
Subsidiary, Sale of Stock [Line Items]
Shares of common stock sold, including shares sold by third parties (in shares)				16,999,990
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.001
Payment of IPO costs | $				$ 7,000,000
Sale of stock, consideration received on transaction | $				$ 163,000,000
IPO
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock (in shares)			13,250,000
Shares of common stock sold, including shares sold by third parties (in shares)			25,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.001
Stock price (in dollars per share) | $ / shares			$ 14.00
Shares sold by third party (in shares)			11,750,000
Proceeds from IPO | $			$ 170,100,000
Payment of underwriting discounts and commissions | $			10,900,000
Payments of stock issuance costs, other | $			$ 4,500,000
Series A convertible preferred stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock, issued (in shares)									16,999,990
Performance stock units | IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares of outstanding stock converted (in shares)			16,999,990
Common Stock | IPO
Subsidiary, Sale of Stock [Line Items]
Shares of common stock issued for each share of preferred stock converted			1.45
Series A Preferred Stock Converted To Common Stock | IPO
Subsidiary, Sale of Stock [Line Items]
Shares of common stock issued for each share of preferred stock converted			1
Energy Capital Partners and affiliates
Subsidiary, Sale of Stock [Line Items]
Ownership percentage									91.80%
Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Preferred stock, dividend rate, percentage	7.00%
Preferred stock, dividend rate, payable period	30 days
Energy Capital Partners and affiliates
Subsidiary, Sale of Stock [Line Items]
Common stock, outstanding (in shares)									48,330,667
Proceeds from contributed capital | $						$ 40,425,000
Issuance of common stock (in shares)					189,403	18,007,328
Energy Capital Partners
Subsidiary, Sale of Stock [Line Items]
Common stock, outstanding (in shares)										30,438,955
Energy Capital Partners Affiliates
Subsidiary, Sale of Stock [Line Items]
Common stock, outstanding (in shares)										34,992,662